July 17, 2008

Supplement

SUPPLEMENT DATED JULY 17, 2008 TO THE PROSPECTUS OF
MORGAN STANLEY PRIME INCOME TRUST
Dated June 30, 2008

The fourth paragraph of the section of the Trust’s Prospectus entitled “The Trust and Its Adviser” is hereby deleted and replaced with the following:

The Trust is managed within the Senior Loan team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Trust’s portfolio are Christina Jamieson, a Managing Director of the Investment Adviser, and Jinny Kim and Jonathan Rabinowitz, each an Executive Director of the Investment Adviser. Effective August 1, 2008, Ms. Jamieson will transition day-to-day management of the Fund to Ms. Kim and Mr. Rabinowitz and will continue to assist in the overall transition of the Fund’s management through October 2008. Howard Tiffen is currently associated with the Senior Loan Team and the Investment Adviser in a senior advisory capacity.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

XPISPT

July 17, 2008

Supplement

SUPPLEMENT DATED JULY 17, 2008 TO THE STATEMENT OF ADDITIONAL INFORMATION OF
MORGAN STANLEY PRIME INCOME TRUST
Dated June 30, 2008

The sixth paragraph of the section of the Trust’s Statement of Additional Information entitled “The Trust and Its Adviser and Administrator” is hereby deleted and replaced with the following:

The Trust is managed within the Senior Loan team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Trust’s portfolio are Christina Jamieson, a Managing Director of the Investment Adviser, and Jinny Kim and Jonathon Rabinowitz, each an Executive Director of the Investment Adviser. Effective August 1, 2008, Ms. Jamieson will transition day-to-day management of the Fund to Ms. Kim and Mr. Rabinowitz and will continue to assist in the overall transition of the Fund’s management through October 2008. Howard Tiffen is currently associated with the Senior Loan Team and the Investment Adviser in a senior advisory capacity.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.